Investment Objectives and Goals	Oct. 31, 2025
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Carbon Strategy ETF (“KRBN”)
Objective, Primary [Text Block]

1.	In the Prospectus for KRBN, the disclosure under the “Investment Objective” section is deleted in its entirety and replaced with the following:

The KraneShares Global Carbon Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Global Carbon Credit Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by various “cap and trade” regulatory regimes that seek to reduce greenhouse gas emissions over time.

KraneShares European Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares European Carbon Allowance Strategy ETF (“KEUA”)
Objective, Primary [Text Block]

2.	In the Prospectus for KEUA, the disclosure under the “Investment Objective” section is deleted in its entirety and replaced with the following:

The KraneShares European Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Carbon Credit EUA Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time.

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares California Carbon Allowance Strategy ETF (“KCCA”)
Objective, Primary [Text Block]

3.	In the Prospectus for KCCA, the disclosure under the “Investment Objective” section is deleted in its entirety and replaced with the following:

The KraneShares California Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Carbon Credit CCA Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by a “cap and trade” regulatory regime that seeks to reduce greenhouse gas emissions over time.